Interest-bearing Financial Liabilities - Summary of Interest-bearing Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 27 and 28)	₱ 278,868	₱ 258,246	₱ 243,152
Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 27 and 28)	15,880	23,340
Short-term debt (Notes 27 and 28)	300
Borrowings	₱ 295,048	₱ 281,586